SHORT-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2026
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	June 30,	December 31,
	2026	2025
Redeemable short - term investment certificates (“RSTICs”)	$1,519,653	$656,567
Term deposits	—	1,914,901
	$1,519,653	$2,571,468

As at June 30, 2026, the RSTICs mature between July 23, 2026 and June 7, 2027.